Average Annual Total Returns{- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-12 - Fidelity Advisor® Floating Rate High Income Fund
	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP026 Past 1 year	SP026 Past 5 years	SP026 Past 10 years
Total	5.19%	3.30%	3.54%	3.13%	1.54%	2.02%	3.04%	1.72%	2.06%	5.30%	3.25%	3.49%	6.47%	3.10%	3.06%	8.44%	4.12%	4.08%	8.54%		3.88%	[1]	Oct. 02, 2018	8.70%	4.73%	5.22%

[1]	(a)Since inception October 2, 2018.